As filed with the Securities and Exchange Commission on November 12, 2013

1933 Act No.: 333-139501

1940 Act No.: 811-21993

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 22	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 24

RevenueShares ETF Trust
(Exact Name of Registrant as Specified in Charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania	19103
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	215-854-8181

Vincent T. Lowry, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA 19103
(Name and Address of Agent for Service) With copies to : Michael D. Mabry, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103

Approximate Date of Public Offering: As soon as possible after effectiveness.

It is proposed that this filing will become effective:

/ X /	Immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 12th day of November, 2013.

REVENUESHARES ETF TRUST

By: /s/ Vincent T. Lowry

Vincent T. Lowry

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Vincent T. Lowry Vincent T. Lowry	Chairman and Trustee	November 12, 2013

/s/ James C. McAuliffe * James C. McAuliffe	Trustee	November 12, 2013

/s/ Christian W. Myers, III * Christian W. Myers, III	Trustee	November 12, 2013

/s/ John J. Kolodziej * John J. Kolodziej	Trustee	November 12, 2013

/s/ John A. Reilly * John A. Reilly	Trustee	November 12, 2013

/s/ Daniel J. Ledva * Daniel J. Ledva	Trustee	November 12, 2013

/s/ Michael Gompers Michael Gompers	Treasurer	November 12, 2013
*By: /s/ Vincent T. Lowry Vincent T. Lowry as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney incorporated herein by reference)

EXHIBIT LIST

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase